FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign Currency Risk (Details) - Foreign Currency Risk € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Credit-risk rating
Impact on profit or loss from change in functional currency	¥ 2,563	$ 2,520	€ 26,464	$ (424)	¥ 5,500	$ 3,530	€ 20,029
EUR
Credit-risk rating
Impact on profit or loss from change in functional currency	5,010	3,597			¥ 5,500	4,669
CNY
Credit-risk rating
Impact on profit or loss from change in functional currency		$ (1,077)	27,217	$ (424)		$ (1,139)	25,519
USD
Credit-risk rating
Impact on profit or loss from change in functional currency			17				(5,030)
TWD
Credit-risk rating
Impact on profit or loss from change in functional currency	(238)		1,481				1,378
HKD
Credit-risk rating
Impact on profit or loss from change in functional currency	¥ (2,209)		2,026
KRW
Credit-risk rating
Impact on profit or loss from change in functional currency			€ (4,276)				€ (1,838)